Earnings Per Share - Computation of Basic and Diluted Earnings per Share (Detail) shares in Thousands	12 Months Ended
	Dec. 31, 2018 $ / shares shares	Dec. 31, 2018 ¥ / shares shares	Dec. 31, 2017 ¥ / shares shares	Dec. 31, 2016 ¥ / shares shares
Schedule Of Earnings Per Share Basic And Diluted [Line Items]
Basic				79,310
Diluted				303,780
Basic | ¥ / shares		¥ 7.82		¥ 7.27
Diluted | ¥ / shares		¥ 7.74		¥ 1.90
Class A Voting Ordinary Shares [Member]
Schedule Of Earnings Per Share Basic And Diluted [Line Items]
Basic	255,190	255,190	62,900
Diluted	321,960	321,960	305,220
Basic | (per share)	$ 1.14	¥ 7.82	¥ 17.13
Diluted | (per share)	$ 1.13	¥ 7.74	¥ 7.09
Class A Voting Ordinary Shares [Member] | ADS [Member]
Schedule Of Earnings Per Share Basic And Diluted [Line Items]
Basic	113,820	113,820	41,440
Diluted	114,990	114,990	41,440
Basic | (per share)	$ 1.14	¥ 7.82	¥ 17.13
Diluted | (per share)	$ 1.13	¥ 7.74	¥ 7.09
Class B Voting Ordinary Shares [Member]
Schedule Of Earnings Per Share Basic And Diluted [Line Items]
Basic	63,490	63,490	63,490
Diluted	63,490	63,490	63,490
Basic | (per share)	$ 1.14	¥ 7.82	¥ 17.13
Diluted | (per share)	$ 1.13	¥ 7.74	¥ 7.09